INCOME TAX (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Income Tax benefit at US statutory rate - Percent	21.00%	21.00%
State taxes, net of federal benefit - Percent	6.00%	5.00%
Change in valuation allowance - Percent	(27.00%)	(26.00%)
Effective income tax rates and the statutory federal rates - Percent	0.00%	0.00%
Income Tax benefit at US statutory rate	$ 249,028	$ 484,065
State taxes, net of federal benefit	65,546	114,471
Change in valuation allowance	(313,574)	(598,536)
Effective income tax rates and the statutory federal rates	$ 0	$ 0